Initial Public Offering	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Regulated Operations [Abstract]
Initial Public Offering

Note 3 — Initial Public Offering

On November 13, 2025, the Company sold 5,750,000 Units (including full exercise of the underwriters’ over-allotment option of 750,000 units), at a price of $10.00 per Unit. Each Unit consists of one Class A ordinary share and one right (the “Public Right”). Each Public Right entitles the holder to receive one-sixth (1/6) of one Class A ordinary share upon the consummation of an initial business combination. The Company will not issue fractional shares upon the conversion of the rights. As a result, the holder must hold rights in multiples of six in order to receive shares for all of their rights upon closing of a Business Combination.

Note 3 — Initial Public Offering

On November 13, 2025, the Company sold 5,750,000 Units (including full allotment of 750,000 units), at a price of $10.00 per Unit. Each Unit consists of one Class A ordinary share with $0.0001 par value and one right (the “Public Right”). Each Public Right entitles the holder to receive one-sixth (1/6) of one Class A ordinary share upon the consummation of an initial business combination. The Company will not issue fractional shares upon the conversion of the rights. As a result, the holder must hold rights in multiples of six in order to receive shares for all of their rights upon closing of a Business Combination.